UNITED STATES
                    SECURITIES AND EXCHANGE   COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Owenoke Capital Management, LLC
Address:  150 E. 58th St. 21st Floor
          New York, NY  10155

Form 13F File Number:    28-7744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David Korus
Title:    Managing Member
Phone:    212 223-2800

Signature, Place and Date of Signing:
David R. Korus                New York, NY        November 13, 2006
          [Signature]                   [City, State]            [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___  13F   COMBINATION REPORT.  (Check here if a portion of the holdings for
     this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      35

Form 13F Information Table Value Total:      $243,235 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

NAME OF ISSUER              TITL   CUSIP     VALUE     SHARES           PUT/CA INV.   OTHER  VOTING
                            E OF             X1000                      LL     DISC.  MGR    AUTH
                            CLAS
                            S
                                                                                                 SOLE

ADVANCED ENERGY INDS INC    COM    00797310  341       20,000     SH           SOLE          20,000
                                   0
ALTERA CORP COM STK         COM    02144110  1,287     70,000     SH           SOLE          70,000
                                   0
AMIS HOLDINGS INC           COM    03153810  1,014     107,024    SH           SOLE          107,024
                                   1
ANADIGICS INC COM STK       COM    03251510  6,444     900,000    SH           SOLE          900,000
                                   8
ANALOG DEVICES INC COM STK  COM    03265410  1,543     52,500     SH           SOLE          52,500
                                   5
APPLIED MICRO CIRCUITS CORP COM    03822W10  1,440     500,000    SH           SOLE          500,000
                                   9
BORLAND SOFTWARE COR        COM    09984910  3,165     552,400    SH           SOLE          552,400
                                   1
BROOKS AUTOMATION INC COM   COM    11434010  2,028     155,400    SH           SOLE          155,400
STK                                2
BUSINESS OBJECTS SA         COM    12328X10  852       25,000     SH           SOLE          25,000
LEVALLOIS                          7
CITRIX SYS INC COM STK      COM    17737610  724       20,000     SH           SOLE          20,000
                                   0
DELL INC COM STK            PUT    99ABZPLK  2,284     100,000    SH    PUT    SOLE          100,000
                                   7
ELECTRONIC ARTS INC COM STK COM    28551210  2,792     50,000     SH           SOLE          50,000
                                   9
FLEXTRONICS INTERNAT IONAL  COM    Y2573F10  5,246     415,000    SH           SOLE          415,000
LTD                                2
FOCUS ENHANCEMENTS I NC COM COM    34415910  142       100,000    SH           SOLE          100,000
ST                                 8
GATEWAY INC COM             CALL   3676263A  378       200,000    SH    CALL   SOLE          200,000
                                   Z
INTEGRATED DEVICE           PUT    99AC035D  4,419     275,000    SH    PUT    SOLE          275,000
TECHNOLOGY                         6
INTEL CORP COM STK          COM    45814010  2,057     100,000    SH           SOLE          100,000
                                   0
INTERWOVEN COM              COM    46114T50  1,296     117,500    SH           SOLE          117,500
                                   8
INTL BUSINESS MACHS CORP    COM    45920010  4,097     50,000     SH           SOLE          50,000
COM                                1
IONA TECHNOLOGIES PLC ADR   COM    46206P10  471       104,600    SH           SOLE          104,600
                                   9
KEMET CORP COM STK          COM    48836010  1,614     200,000    SH           SOLE          200,000
                                   8
LATTICE SEMICONDUCTOR CORP  COM    51841510  3,069     450,000    SH           SOLE          450,000
CO                                 4
MENTOR GRAPHICS CORP COM    COM    58720010  172       12,250     SH           SOLE          12,250
STK                                6
MICRON TECHNOLOGY INC COM   COM    59511210  6,960     400,000    SH           SOLE          400,000
STK                                3
NCR CORP COM STK            CALL   99ACH3P8  3,948     100,000    SH    CALL   SOLE          100,000
                                   7
NOVELLUS SYS INC COM STK    COM    67000810  2,213     80,000     SH           SOLE          80,000
                                   1
PALM INC NEW COM STK        CALL   99ACDW1W  1,456     100,000    SH    CALL   SOLE          100,000
                                   0
PMC-SIERRA INC COM STK      COM    69344F10  2,376     400,000    SH           SOLE          400,000
                                   6
S & P DEPOSITORY RECEIPTS   PUT    99O98ZKL  137,587   1,030,000  SH    PUT    SOLE          1,030,000
TRU                                4
SEMICONDUCTOR HLDRS TR DEP  COM    81663620  15,431    450,000    SH           SOLE          450,000
RCPT                               3
SONUS NETWORKS INC COM STK  COM    83591610  2,625     500,000    SH           SOLE          500,000
                                   7
STELLENT INC COM STK        COM    85856W10  267       24,600     SH           SOLE          24,600
                                   5
SYMANTEC CORP COM STK       COM    87150310  1,064     50,000     SH           SOLE          50,000
                                   8
TAIWAN SEMICONDUCTOR        COM    87403910  5,933     617,992    SH           SOLE          617,992
MANUFACT                           0
SELECT SECTOR SPDR TR SBI   COM    81369Y80  16,500    750,000    SH           SOLE          750,000
INT-TECH                           3



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